Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–161.45%(a)
New York–156.90%
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	$ 980	$ 1,078,049
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,153,440
Series 2020 B, RB	4.00%	11/01/2055	350	361,526
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(b)	0.00%	07/15/2034	8,315	5,040,054
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	2,465	2,634,074
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	500	552,975
Series 2017 A, RB	5.00%	08/01/2047	1,500	1,632,630
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	2,840	3,150,554
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.50%	04/01/2043	1,260	1,329,325
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	45	51,467
Series 2019, RB	4.00%	07/01/2049	1,300	1,470,235
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(d)	5.00%	01/01/2035	2,700	2,982,339
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	2,375	2,608,344
Erie (County of), NY Industrial Development Agency (City of Buffalo School District);
Series 2011 A, RB(e)	5.25%	05/01/2028	2,500	2,550,400
Series 2011 A, RB(e)	5.25%	05/01/2030	2,710	2,764,417
Series 2011 A, RB(e)	5.25%	05/01/2031	1,000	1,020,030
Series 2015, Ref. RB(e)	5.00%	05/01/2026	5,000	6,058,850
Series 2015, Ref. RB(e)	5.00%	05/01/2027	2,500	3,025,375
Series 2015, Ref. RB(e)	5.00%	05/01/2028	2,500	3,021,325
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,225	3,227,709
Hudson Yards Infrastructure Corp.;
Series 2012 A, RB	5.75%	02/15/2047	4,205	4,250,161
Series 2017 A, Ref. RB (INS - AGM)(f)	4.00%	02/15/2047	1,425	1,586,096
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	1,245	1,253,889
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,345	1,626,643
Series 2017, RB	5.00%	09/01/2047	1,000	1,214,610
Series 2019 A, RB	4.00%	09/01/2038	1,000	1,170,730
Metropolitan Transportation Authority;
Series 2012 H, RB(g)(h)	5.00%	11/15/2022	415	453,545
Series 2012 H, RB	5.00%	11/15/2030	335	350,390
Series 2013 E, RB(g)(h)	5.00%	11/15/2023	2,750	3,137,557
Series 2017 D, Ref. RB	4.00%	11/15/2042	2,950	3,101,335
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-2, Ref. RB(b)	0.00%	11/15/2040	8,250	3,786,090
Series 2017, RB	5.25%	11/15/2057	2,065	2,461,852
Subseries 2017 A-1, RB	5.25%	11/15/2057	3,975	4,463,885
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	300	335,475
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/2034	1,000	1,105,300
Monroe County Industrial Development Corp. (University of Rochester);
Series 2013 A, RB(g)(h)	5.00%	07/01/2023	1,000	1,123,760
Series 2020 A, RB	4.00%	07/01/2050	2,200	2,563,836
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB(e)(i)	5.00%	11/15/2051	10,095	10,456,300
Series 2016 A, RB	5.00%	11/15/2051	1,000	1,035,790
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 02/28/2018; Cost $922,242)(j)	6.50%	01/01/2032	920	552,000
Series 2014 A, RB (Acquired 12/14/2007; Cost $483,795)(j)	6.70%	01/01/2049	420	252,000
Series 2014 C, RB (Acquired 12/14/2007; Cost $0)(j)(k)	2.00%	01/01/2049	152	15,157
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	1,000	1,114,040
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2037	$ 1,000	$ 1,049,120
Nassau County Local Economic Assistance Corp. (Winthrop-University Hospital Association); Series 2012, Ref. RB(g)(h)	5.00%	07/01/2022	2,250	2,421,832
Nassau County Tobacco Settlement Corp.; Series 2006 A-3, RB	5.00%	06/01/2035	1,250	1,251,888
New York & New Jersey (States of) Port Authority;
Series 2011, RB(d)	5.00%	10/15/2032	2,000	2,068,180
Series 2019 217, RB	4.00%	11/01/2049	5,000	5,775,350
Two Hundred Series 2017, Ref. RB(e)	5.25%	10/15/2057	6,885	8,237,765
Two Hundred Seventh Series 2018, Ref. RB(d)(e)(i)	5.00%	09/15/2028	9,000	11,426,400
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB(d)(g)(h)	5.75%	12/31/2020	3,370	3,391,871
Series 2010 8, RB	6.00%	12/01/2036	2,750	2,767,875
Series 2010, RB	6.00%	12/01/2042	2,730	2,747,745
New York (City of), NY;
Series 2015 F, VRD GO Bonds(l)	0.01%	06/01/2044	3,000	3,000,000
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,262,180
Series 2019 A, GO Bonds	5.00%	08/01/2045	2,120	2,622,970
Series 2020 C, GO Bonds	4.00%	08/01/2041	200	236,838
Series 2020 FF, Ref. RB	4.00%	06/15/2041	300	362,607
Series 2020, GG-1, RB	4.00%	06/15/2050	500	591,870
Subseries 2019 D-1, GO Bonds	5.00%	12/01/2037	2,000	2,505,700
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB (LOC - Bank Of China, Ltd.)(l)(m)	0.02%	10/01/2042	1,000	1,000,000
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2006, RB (INS - AMBAC)(f)	5.00%	01/01/2036	2,860	2,861,115
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	500	570,065
Series 2020, Ref. RB (INS - AGM)(f)	4.00%	03/01/2045	200	233,712
New York (City of), NY Municipal Water Finance Authority;
Series 2013 DD, RB	5.00%	06/15/2035	3,000	3,337,110
Series 2017 DD, RB(e)	5.25%	06/15/2047	3,600	4,463,100
Series 2019 BB-1, RB	4.00%	06/15/2049	2,815	3,314,409
New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	2,115	2,606,167
Series 2018 S-3, RB	5.25%	07/15/2045	690	861,458
Series 2020 D, RB	4.00%	11/01/2043	2,575	3,053,538
Series 2020, RB	4.00%	05/01/2044	1,475	1,746,400
Series 2020, RB	4.00%	05/01/2045	885	1,044,725
Subseries 2011 D-1, RB(e)	5.00%	11/01/2033	13,500	14,064,570
Subseries 2011 E, RB	5.00%	11/01/2024	1,135	1,157,144
New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2035	450	555,516
Series 2019, Ref. RB	5.00%	12/01/2037	275	337,373
Series 2019, Ref. RB	5.00%	12/01/2038	250	305,883
Series 2019, Ref. RB	5.00%	12/01/2039	375	457,954
New York (City of), NY Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB(g)(h)	5.00%	08/01/2023	2,000	2,252,060
New York (City of), NY Water & Sewer System (2nd Generation Resolution);
Series 2008 BB-2, VRD RB(l)	0.03%	06/15/2039	500	500,000
Series 2019 AA, Ref. RB	4.00%	06/15/2040	3,500	4,208,225
New York (County of), NY Tobacco Trust V;
Series 2005 S-1, RB(b)	0.00%	06/01/2038	8,430	2,997,877
Series 2005 S-2, RB(b)	0.00%	06/01/2050	14,850	1,941,192
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(f)	5.00%	10/01/2024	$ 35	$ 35,130
Series 2011, RB	5.00%	10/01/2025	65	67,471
Series 2014 C, RB(e)	5.00%	03/15/2041	6,000	6,753,840
Series 2018 A, RB	5.00%	07/01/2048	1,500	1,797,330
Series 2019 A, RB	5.00%	10/01/2034	1,980	2,413,422
Series 2020 A, RB	4.00%	07/01/2050	1,500	1,717,215
Series 2020 D, Ref. RB	4.00%	02/15/2047	6,500	7,564,180
New York (State of) Dormitory Authority (Catholic Health System Obligated Group); Series 2019 A, Ref. RB	4.00%	07/01/2045	1,750	1,904,910
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2027	700	907,627
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2030	1,750	2,427,845
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2031	445	626,729
New York (State of) Dormitory Authority (Columbia University); Series 2018 A, RB	5.00%	10/01/2048	1,000	1,650,880
New York (State of) Dormitory Authority (Convent of The Sacred Heart); Series 2011, RB(g)(h)	5.75%	05/01/2021	1,255	1,284,116
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(f)	5.25%	07/01/2028	2,065	2,392,716
New York (State of) Dormitory Authority (Fordham University);
Series 2011 A, RB(g)(h)	5.13%	07/01/2021	500	514,220
Series 2014, RB	5.00%	07/01/2044	1,000	1,110,970
Series 2020, RB	4.00%	07/01/2046	4,000	4,563,240
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, RB(e)	5.00%	03/15/2030	3,000	3,038,700
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	3,213,359
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS - NATL)(f)	5.50%	07/01/2023	3,750	4,065,675
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2030	2,000	2,436,240
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB(g)(h)	5.00%	07/01/2021	2,125	2,183,905
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS - BHAC)(f)	5.50%	07/01/2031	1,115	1,475,045
Series 2001 1, RB (INS - AMBAC)(f)	5.50%	07/01/2031	2,500	3,307,275
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB(g)(h)	5.00%	05/01/2021	500	510,050
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(c)	5.00%	12/01/2045	1,075	1,195,744
Series 2017, Ref. RB(c)	5.00%	12/01/2036	900	1,045,269
Series 2017, Ref. RB(c)	5.00%	12/01/2037	1,500	1,735,605
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(g)(h)	5.00%	05/01/2023	55	61,226
Series 2013 A, RB	5.00%	05/01/2025	1,120	1,207,080
Series 2013 A, RB	5.00%	05/01/2029	1,270	1,353,122
New York (State of) Dormitory Authority (Pratt Institute); Series 2015 A, Ref. RB(g)(h)	5.00%	07/01/2024	1,085	1,268,170
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	2,095	2,595,935
New York (State of) Dormitory Authority (St. John’s University);
Series 2012, RB(g)(h)	5.00%	07/01/2022	5	5,378
Series 2012, RB	5.00%	07/01/2030	1,445	1,527,900
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities); Series 2013 A, RB(g)(h)	5.00%	07/01/2023	2,815	3,163,384
New York (State of) Dormitory Authority (The New School); Series 2011, Ref. RB	5.00%	07/01/2031	1,750	1,785,403
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/2044	2,130	2,259,973
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014 A, VRD RB (LOC - Landesbank Hessen-thrgn)(l)(m)	0.04%	11/01/2046	300	300,000
New York (State of) Power Authority;
Series 2002 A, Ref. RB	4.00%	11/15/2055	3,300	3,870,999
Series 2011 A, RB	5.00%	11/15/2038	1,770	1,847,349
New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	4,085	4,602,692
Series 2019 B, RB (INS - AGM)(f)	4.00%	01/01/2040	2,340	2,760,638
Series 2019 B, RB	4.00%	01/01/2045	1,000	1,141,660
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(e)	5.00%	12/15/2032	$12,500	$ 14,211,125
New York City (City of), NY Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2038	185	223,260
Series 2020 C-1, RB	4.00%	05/01/2039	165	198,432
New York City Health & Hospitals Corp.; Series 2010 A, RB	5.00%	02/15/2030	2,780	2,788,423
New York City Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2036	100	121,585
Series 2020 C-1, RB	4.00%	05/01/2037	175	212,014
Series 2020 C-1, RB	4.00%	05/01/2040	100	119,864
Series 2020 C-1, RB	4.00%	05/01/2045	1,065	1,257,211
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2016 B, RB(b)	0.00%	11/15/2044	1,730	739,316
Series 2016, RB(b)	0.00%	11/15/2056	5,000	1,294,600
New York Liberty Development Corp.; Series 2019, Ref. RB	2.80%	09/15/2069	2,785	2,703,539
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	4,895	5,074,059
Series 2014, Class 3, Ref. RB(c)	7.25%	11/15/2044	1,085	1,132,436
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. RB	5.00%	11/15/2031	2,125	2,207,875
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. RB(e)	5.00%	09/15/2040	14,445	15,171,295
Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	3,215	3,378,129
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	700	1,011,332
Series 2007, RB	5.50%	10/01/2037	2,145	3,248,581
New York State Environmental Facilities Corp.; Series 2019 B, Ref. RB	4.00%	06/15/2049	2,405	2,841,075
New York State Environmental Facilities Corp. (2010 Master Financing Program); Series 2010 C, RB	5.00%	10/15/2039	1,905	1,908,905
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, Ref. RB	5.00%	06/15/2031	1,570	1,607,774
New York State Urban Development Corp.;
Series 2019 A, RB	5.00%	03/15/2042	1,345	1,670,719
Series 2019 A, Ref. RB	5.00%	03/15/2039	2,000	2,555,240
Series 2019 A, Ref. RB	4.00%	03/15/2042	4,950	5,796,202
Series 2020 A, RB	4.00%	03/15/2049	2,000	2,343,440
New York Transportation Development Corp.; Series 2020 A, Ref. RB(d)	5.00%	12/01/2031	200	249,518
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(d)	5.00%	08/01/2026	2,055	2,073,453
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, RB(d)	5.00%	01/01/2036	5,455	6,190,934
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)(e)(i)	5.00%	07/01/2046	7,000	7,640,710
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(c)(d)	4.75%	11/01/2042	1,820	1,870,632
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB(d)	5.00%	04/01/2028	1,000	1,122,760
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	725	766,637
North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS - NATL)(f)	5.00%	06/15/2023	940	1,051,963
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(f)	4.00%	12/01/2049	1,000	1,136,060
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	275	324,816
Series 2019, Ref. RB	5.00%	12/01/2043	550	702,757
Series 2019, Ref. RB	5.00%	12/01/2045	800	1,016,848
Series 2019, Ref. RB	4.00%	12/01/2047	460	535,320
Series 2019, Ref. RB	4.00%	12/01/2049	500	580,360
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	1,375	1,388,228
Series 2005 A, RB(b)(c)	0.00%	08/15/2045	8,500	2,033,880
Series 2005 C, RB(b)(c)	0.00%	08/15/2060	96,000	4,921,920
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB(e)	5.00%	10/15/2031	7,235	8,450,842
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB(g)(h)	6.00%	12/01/2020	1,035	1,035,000
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,212,260
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Syracuse (City of), NY; Series 2011 A, GO Bonds(d)	5.00%	11/01/2036	$ 500	$ 517,210
Syracuse (City of), NY Industrial Development Agency (Carousel Center);
Series 2016 A, Ref. RB(d)	5.00%	01/01/2032	1,500	1,378,635
Series 2016 A, Ref. RB(d)	5.00%	01/01/2035	1,745	1,551,637
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(n)	5.00%	07/01/2027	1,000	550,000
Series 2013 A, RB(n)	5.00%	07/01/2032	750	412,500
Series 2013 A, RB(n)	5.00%	07/01/2038	2,000	1,100,000
Triborough Bridge & Tunnel Authority;
Series 2013 A, Ref. RB(b)	0.00%	11/15/2032	2,000	1,547,440
Series 2013 C, RB(e)	5.00%	11/15/2038	7,210	7,927,179
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	4.00%	11/15/2054	1,000	1,167,540
Series 2020 A, RB	5.00%	11/15/2054	200	255,492
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	2,070	2,180,745
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,885	3,425,447
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(c)(d)	7.00%	06/01/2046	1,030	1,090,090
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	2,705	3,028,491
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2010 A, RB	6.25%	10/15/2040	1,200	1,203,504
				435,860,199
Puerto Rico–2.51%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039		820	841,459
Series 2005 A, RB(b)	0.00%	05/15/2050		2,000	304,140
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2030		500	528,860
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. RB (INS - AGC)(f)	5.25%	07/01/2034		1,800	2,129,418
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(b)	0.00%	07/01/2029		565	470,815
Series 2018 A-1, RB(b)	0.00%	07/01/2031		650	497,061
Series 2018 A-1, RB	5.00%	07/01/2058		2,000	2,205,940
					6,977,693
Virgin Islands–1.08%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044		785	747,728
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029		1,455	1,461,402
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025		790	790,119
					2,999,249
Guam–0.96%
Guam (Territory of) International Airport Authority;
Series 2013 C, RB (INS - AGM)(d)(f)	6.00%	10/01/2034		950	1,046,492
Series 2013 C, RB(d)	6.25%	10/01/2034		1,500	1,628,160
					2,674,652
TOTAL INVESTMENTS IN SECURITIES(o)–161.45% (Cost $422,835,067)					448,511,793
FLOATING RATE NOTE OBLIGATIONS–(29.93)%
Notes with interest and fee rates ranging from 0.66% to 0.78% at 11/30/2020 and contractual maturities of collateral ranging from 05/01/2026 to 10/15/2057(p)					(83,140,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.52)%					(90,354,080)
OTHER ASSETS LESS LIABILITIES–1.00%					2,786,613
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$277,804,326
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Zero coupon bond issued at a discount.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $23,081,974, which represented 8.31% of the Trust’s Net Assets.
(d)	Security subject to the alternative minimum tax.
(e)	Underlying security related to TOB Trusts entered into by the Trust.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $17,400,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Restricted security. The aggregate value of these securities at period end was $819,157, which represented less than 1% of the Trust’s Net Assets.
(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2020 represented less than 1% of the Trust’s Net Assets.
(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Trust’s investments with a value of $130,282,223 are held by TOB Trusts and serve as collateral for the $83,140,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2020, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Trust for Investment Grade New York Municipals